U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

       1     Name and Address of Issuer:
             Principal SmallCap Fund, Inc.
             The Principal Financial Group
             Des Moines, IA  50392-0200

       2 The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issues, check the box but do not list series or classes):
             ----------------
                    X
             ----------------

       3     Investment Company Act File                          811-08381
             Number:
             Securities Act File Number:                          333-36347

       4 a   Last day of fiscal year for which this notice if
             filed:             October 31, 2000

       4 b Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
             ----------------
                   XXX
             ----------------
             Note: If the Form is being filed late, interest must be paid on the registration fee due.

       4 c   Check box if this is the last time the issuer will be filing this
             Form.
             ----------------
                   N/A
             ----------------

       5     Calculation of registration fee:

             (i)             Aggregate sale price of securities sold during the
                             fiscal year in reliance on rule                                             $62,930,178
                             24f-2:

             (ii)            Aggregate price of shares redeemed or
                             repurchased during the fiscal year:                        28,900,913

             (iii)           Aggregate price of shares redeemed
                             or repurchased during any prior fiscal
                             year ending no earlier than October 11, 1995 that
                             were not previously used to reduce
                             registration fees payable to the Commission:                                          0

             (iv)            Total available redemption credits
                             [Add items 5(ii) and 5(iii)]:                                                28,900,913


             (v)             Net Sales - If Item 5(i) is greater
                             than Item 5(iv)[subtract Item 5(iv) from Item                                34,029,265
                             5(i)]:

         --------------------------------------------------------------------------------------------

             (vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv)
                             [subtract Item
                             5(iv) from Item N/A 5(i)]"

         --------------------------------------------------------------------------------------------

             (vii)           Multiplier for determining registration fee (See
                             Instruction                                                                     0.000092
                             c.9):

             (viii)          Registration fee due [Multiply Item 5(v) by Item
                             5(vii)] (enter "0" if no fee is                                                3,130.69
                             due):
                                                                                                       ==============

       6     Prepaid Shares
             If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisision of rule 24e-2], then report the amount of securities
             (number of shares or other units) deducted here: ____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here:
             ____________.

       7     Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year
             (see
             Instruction D):
                                                                                                       +      121.97
                                                                                                       --------------

       8 Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                            3,252.66
                                                                                                       ==============

       9 Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

             ----------------
               01/15/2003
             ----------------

             Method of
             Delivery:

             ----------------
                   X         Wire Transfer
             ----------------
             ----------------
                   N/A       Mail or other
                             means
             ----------------


                                    Signature

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

Principal SmallCap Fund, Inc.


                /s/ A. S. Filean
By
         ---------------------------------------------------------
         A.S. Filean, Senior Vice President
         and Secretary


Date:        15th day of January, 2003